Other non-current assets - Summary of components of other non-current assets (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Aug. 31, 2021 USD ($) vessel	Sep. 30, 2024 vessel	Dec. 31, 2021 vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Nov. 30, 2022 vessel
Other non-current assets
Investment in dual fuel tanker joint venture				$ 13,023	$ 12,551
Capitalized loan fees				6,817	0
Other				350	0
Other non-current assets				$ 59,834	58,312
Number of tankers | vessel				1
Proportion of ownership interest in joint venture	50.00%
Minority Interest in Portfolio Acquired, August 2021
Other non-current assets
Consideration paid (received)	$ 6,700
Other related parties
Other non-current assets
Accrued expenses to related parties				$ 3,520	3,131
Other related parties | Scorpio LR2 Pool Limited
Other non-current assets
Non-current receivables due from related parties				19,550	22,100
Other related parties | Scorpio MR Pool Limited
Other non-current assets
Non-current receivables due from related parties				14,800	16,400
Accrued expenses to related parties				0	50
Other related parties | Scorpio Handymax Tanker Pool Limited
Other non-current assets
Non-current receivables due from related parties				5,294	5,661
Other related parties | Mercury Pool Limited
Other non-current assets
Non-current receivables due from related parties				0	1,600
Other related parties | Scorpio Pools
Other non-current assets
Non-current receivables due from related parties				39,644	45,761
Other related parties | Amounts due to related party port agents
Other non-current assets
Accrued expenses to related parties				2,116	2,152
Other related parties | Insurance Broker
Other non-current assets
Accrued expenses to related parties				$ 1,380	$ 79
Product tanker
Other non-current assets
Number of tankers | vessel	9
Product tanker | MR
Other non-current assets
Number of tankers | vessel	5
Product tanker | LR1
Other non-current assets
Number of tankers | vessel	4
Number of vessels sold | vessel		1	2
Product tanker | Minority Interest in Portfolio Acquired, August 2021 | LR1
Other non-current assets
Number of tankers | vessel						1
Product tanker | Other related parties | Minority Interest in Portfolio Acquired, August 2021
Other non-current assets
Number of tankers | vessel	9
Product tanker | Other related parties | Minority Interest in Portfolio Acquired, August 2021 | MR
Other non-current assets
Number of tankers | vessel	5
Product tanker | Other related parties | Minority Interest in Portfolio Acquired, August 2021 | LR1
Other non-current assets
Number of tankers | vessel	4	1	2